Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	$ 3.8	$ 2.5
Interest costs incurred	$ 9.5	0.0
Capitalisation rate of borrowing costs eligible for capitalisation	7.03%
Mineral Property, Plant and Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Finance costs	$ 11.3	$ 0.0